LEASE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease
LEASE

8. LEASE

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group’s operating leases mainly related to office premises. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Short-term leases include office leases with a term of 12 months or less. Both operating lease expenses and short-term lease expenses were recognized in general and administrative expenses for the six months ended June 30, 2025 and 2026, total lease expenses were presented as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Operating leases expense	-	13,082
Short-term lease expense	-	9,253
Total	-	22,335

The balances for the operating leases where the Group is the lessee were presented as follows:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Operating lease right-of-use assets	41,787	27,387

Operating lease liabilities, current	25,787	26,660
Operating lease liabilities, non-current	15,909	2,285
Total operating lease liabilities	41,696	28,945

The supplemental cash flow and other information of operating leases were as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Operating cash flows from operating leases	-	12,467

Weighted discount rate for the leases	N/A	5.25%
Weighted average remaining lease term (years)	N/A	1.08

The Group’ s future minimum lease payments for operating leases as of June 30, 2026 are as follows:

Amount
US$
For the years ended December 31,
Remainder of 2026	13,772
2027	16,067
Total lease payments	29,839
Less: imputed interest	(894)
Total operating lease liabilities, net of interest	28,945

10.	Lease

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group’s operating leases mainly related to business premises. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Short-term leases include office leases with a term of 12 months or less. Both operating lease expenses and short-term lease expenses were recognized in general and administrative expenses for the years ended December 31, 2024 and 2025, total lease expenses were presented as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating leases expense	-	10,942
Short-term lease expense	-	3,079
Total	-	14,021

The balances for the operating leases where the Group is the lessee were presented as follows:

	As of December 31,
	2024	2025
	US$	US$
Operating lease right-of-use assets	-	41,787

Operating lease liabilities, current	-	25,787
Operating lease liabilities, non-current	-	15,909
Total operating lease liabilities	-	41,696

The supplemental cash flow and other information of operating leases were as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating cash flows from operating leases	-	8,843
ROU assets obtained in the exchange for operating lease liabilities	-	51,665

Weighted discount rate for the leases	N/A	5.25%
Weighted average remaining lease term (years)	-	1.58

The Group’ s future minimum lease payments for operating leases as of December 31, 2025 are as follows:

Amount
US$
For the years ended December 31,
2026	27,366
2027	16,189
Total lease payments	43,555
Less: imputed interest	(1,859)
Total operating lease liabilities, net of interest	41,696